Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities [Table Text Block]
	2025	2024

Accounts payable	$11,650	$7,466
Accrued liabilities	2,254	1,878
Holdback payable	500	500
Other payable	973	751

	$15,377	$10,595